Significant Accounting Estimates and Judgments	6 Months Ended
Jun. 30, 2023
Significant Accounting Estimates and Judgments [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 4 - SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the interim financial statements requires the Company’s management to exercise judgment and it also requires the use of accounting estimates and assumptions, which affect the implementation of the Group’s accounting policy and the reported amounts of the assets, liabilities and expenses. The actual results may be different from these estimates.

When preparing these interim condensed consolidated financial statements, the significant judgments that were applied by the management in the implementation of the Group’s accounting policy and the uncertainty that is inherent in the key sources of the estimates were identical to those in the Group’s annual consolidated financial statements for the year ended December 31, 2022.